Accounting Policies - Schedule of Estimated Useful Life of Property, Plant and Equipment (Details)	12 Months Ended
Sep. 30, 2023
Leasehold and leasehold improvements | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	3 years
Leasehold and leasehold improvements | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	10 years
Furniture, Fixtures and Office Equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	3 years
Furniture, Fixtures and Office Equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	10 years
Plant Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	5 years
Vehicles | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	3 years
Vehicles | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	5 years